CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) [Abstract]
Profit/(loss) after tax	$ 7,457	$ (21,032)	$ 161	$ (8,612)
Items that may be reclassified subsequently to income statement:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	(324)	(33)	(536)	(96)
Total	(324)	(33)	(536)	(96)
Other comprehensive income/(loss)	(324)	(33)	(536)	(96)
Total comprehensive income/(loss) for the period	7,132	(21,064)	(375)	(8,708)
Attributable to the owners of non-controlling interest	273	3	442	9
Attributable to the owners of parent	$ 6,859	$ (21,068)	$ (818)	$ (8,717)